Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets, Noncurrent [Abstract]
Other Assets
Other Assets:
Other assets consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Deferred income taxes—noncurrent(a)	$65,667	$64,512
Assets related to unrecognized tax benefits(a)	25,730	25,788
Long-term advances to joint ventures(b)	25,124	25,017
Other	43,708	39,519
Total	$160,229	$154,836

(a)	See Note 18, “Income Taxes.”

(b)	See Note 8, “Investments.”